contingent liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Indemnification obligation
Estimated financial effect of contingent liabilities
Claims and lawsuits | Area Code 867 blocking claim
Claims and lawsuits
Damages sought	135
Indemnification obligations
Indemnification obligation
Estimated financial effect of contingent liabilities	$ 0